Schedule of Investments (unaudited)	iShares® Global Timber & Forestry ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.2%
Klabin SA	2,276,782	$8,787,892
Suzano SA	976,949	9,275,831
		18,063,723
Canada — 14.4%
Canfor Corp.(a)	355,712	6,203,958
Interfor Corp.(a)	354,632	7,146,639
West Fraser Timber Co. Ltd.	268,280	20,585,780
Western Forest Products Inc.	1,917,173	2,159,649
		36,096,026
Finland — 10.0%
Metsa Board Oyj, Class B	517,490	4,333,914
Stora Enso OYJ, Class R	622,138	9,857,842
UPM-Kymmene OYJ	355,289	10,894,333
		25,086,089
Ireland — 3.5%
Smurfit Kappa Group PLC	258,727	8,724,805

Japan — 8.8%
Daio Paper Corp.	369,600	3,867,399
Oji Holdings Corp.	2,409,200	10,437,441
Sumitomo Forestry Co. Ltd.	551,500	7,843,242
		22,148,082
South Africa — 2.2%
Sappi Ltd.(a)	1,653,092	5,472,795

Sweden — 13.8%
BillerudKorsnas AB	470,702	5,519,105
BillerudKorsnas AB, NVS(a)	102,064	1,197,261
Holmen AB, Class B	216,285	8,810,073
Svenska Cellulosa AB SCA, Class B	1,266,220	19,025,010
		34,551,449
United Kingdom — 4.2%
Mondi PLC	589,312	10,460,378
Security	Shares	Value

United States — 35.4%
CatchMark Timber Trust Inc., Class A	285,082	$2,867,925
International Paper Co.	268,784	11,243,235
PotlatchDeltic Corp.	402,713	17,795,887
Rayonier Inc.	591,194	22,098,832
Sylvamo Corp.	102,873	3,361,890
Westrock Co.	256,029	10,200,195
Weyerhaeuser Co.	634,528	21,015,567
		88,583,531
Total Long-Term Investments — 99.5%
(Cost: $279,835,820)		249,186,878

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(b)(c)(d)	333,495	333,462
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(b)(c)	450,000	450,000

Total Short-Term Securities — 0.3%
(Cost: $783,495)		783,462

Total Investments in Securities — 99.8%
(Cost: $280,619,315)		249,970,340

Other Assets Less Liabilities — 0.2%		527,222
Net Assets — 100.0%		$250,497,562

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$333,389	(a)	$—		$105	$(32)	$333,462	333,495	$12,454	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	470,000	—		(20,000)	(a)	—	—	450,000	450,000	441		—
						$105	$(32)	$783,462		$12,895		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Timber & Forestry ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	6	09/16/22	$1,137	$(21,532)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$149,413,336	$99,773,542	$—	$249,186,878
Money Market Funds	783,462	—	—	783,462
	$150,196,798	$99,773,542	$—	$249,970,340
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(21,532)	$—	$—	$(21,532)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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